Bonds Payable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Bonds Payable
21.	BONDS PAYABLE

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Redeemed in January 2023 and interest due annually with annual interest rate at 1.50%	$2,000,000	$—	$—
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	140,431
Repayable at maturity in April 2024 and interest due annually with annual interest rate at 0.90%	6,500,000	6,500,000	212,280
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	3,500,000	3,500,000	114,304
Repayable at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	10,000,000	10,000,000	326,584
Redeemed in August 2023 and interest due annually with annual interest rate at 0.72%	3,000,000	—	—
Repayable at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	5,000,000	5,000,000	163,292
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	2,000,000	2,000,000	65,317
Unsecured overseas bonds
US$100,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2024 and interest due quarterly with annual interest rate at 2.50%	3,102,400	3,102,400	101,319
Unsecured overseas convertible bonds
RMB2,005,324 thousand and RMB2,466,050 thousand as of December 31, 2022 and 2023, respectively, at maturity in March 2027 and interest due annually with annual interest rate at 0.10%, 0.20%, 0.60%, 1.30%, 1.80% and 2.00% for the first, second, third, fourth, fifth and sixth year, respectively.	8,842,360	10,690,847	349,146

	48,244,760	45,093,247	1,472,673

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Less: discounts on bonds payable	$394,436	$83,761	$2,736

	47,850,324	45,009,486	1,469,937
Less: current portion of bonds payable	4,998,971	24,520,052	800,785

	$42,851,353	$20,489,434	$669,152

(Concluded)
In March 2021, the subsidiary, USISH, offered an unsecured overseas convertible bonds (the “USISH Bonds”) in RMB3,450,000 thousand with a par value of RMB100. Within 5 trading days after maturity, USISH will redeem all the unconverted bonds at a price of 108% of the par value (including the interests of the last installation).
When the USISH Bonds were offered, the subsidiaries, USIE and ASEMTL, subscribed for the USISH Bonds at a total of
RMB2,670,199
thousand. Since then, USIE and ASEMTL disposed separately the USISH Bonds totaled to
RMB1,657,974 thousand and RMB28,397 thousand
in the public market, respectively. As of December 31, 2023, the par value of the USISH Bonds held by USIE amounted to RMB983,828
thousand. As the aforementioned contractual obligations assumed by USISH and the contractual rights entitled to USIE and ASEMTL were extinguished in economic substance, the assets and liabilities related to the USISH Bonds subscribed for by USIE and ASEMTL were eliminated upon the consolidation.
Each holder of the USISH Bonds has the right to convert the USISH Bonds into ordinary shares of USISH at the conversion price at any time from the first trading day after 9 months of the offering date to the maturity date (the “Conversion Period”). The initial conversion price was RMB20.25 per share at offering date and the conversion price will be subject to the adjustment in the event of the conversion provisions due to anti-dilution clause. As of December 31, 2023, the conversion price was RMB19.06 per share. As of December 31, 2023, the USISH Bonds with a par value totaled to RMB122 thousand were converted into 6,000 ordinary shares of USISH. Within the outstanding period of the USISH Bonds, if the closing price of USISH’s ordinary shares in Shanghai Stock Exchange is lower than 80% of the current conversion price for at least 15 trading days out of any 30 consecutive trading days, the board of directors of USISH has the right to propose a downward revision on conversion price and submit it to USISH’s shareholders’ meeting for approval.
During the Conversion Period, USISH’s board of directors has the right to redeem all or part of the unconverted bonds at the price of par value plus accrued interests in either of the following circumstances: (1) if the closing price of USISH’s ordinary shares in Shanghai Stock Exchange is not less than 130% (including 130%) of the current conversion price for at least 20 trading days out of any 30 consecutive trading days, or (2) the unconverted USISH Bonds falls below RMB30,000 thousand.
In the last two interest accrual years before the maturity, the holders of USISH Bonds have the right to sell back all or part of USISH Bonds to USISH at the price of par value plus accrued interest in either of the following circumstances: (1) if the closing price of USISH’s ordinary shares in Shanghai Stock Exchange is lower than 70% of the current conversion price in any 30 consecutive trading days, or (2) if USISH is deemed to change the use of the funds pursuant to the relevant regulations of the China Securities Regulatory Commission or USISH is identified by the China Securities Regulatory Commission as changing the use of funds before the maturity. In addition, on the date of

3 years from the offering date, holders of USISH Bonds have the right to sell back all or part of USISH Bonds to USISH at 102% of the par value (including the interests accrued for the 3rd year).

At the offering date, USISH Bonds consisted of debt host contract (recognized under the line item of bonds payable), conversion right (recognized under the line item of non-controlling
interests since it is an equity component of the bonds offered by the subsidiary), call option and put option (recognized under the line item of financial liabilities at FVTPL).